Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (130,397)	$ (331,303)	$ (1,106,962)	$ (1,255,497)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation-management		37,500	37,500	240,000
Stock-based compensation -services			58,250	218,784
Amortization of debt discount	26,923		11,026
Change in fair value of derivative liabilities	(5,634)		4,241
Changes in operating assets and liabilities:
Prepaid expenses	20,845		(20,436)
Other current assets		(6,623)		(1,763)
Accounts payable and accrued liabilities	62,725	149,998	479,888	209,552
Accrued interest	12,172	10,899	54,796	30,820
Change of right-of-use assets and lease liabilities	(1,966)	(961)	(9,810)	2,056
Net Cash used in Operating Activities	(15,332)	(140,490)	(491,507)	(556,048)
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft		10		28
Proceeds from issuance of common stock			25,000	400,000
Proceeds from loans payable	2,000	160,000	369,150	40,500
Proceeds from convertible notes			28,000	101,241
Repayment of loans payable				(12,500)
Proceed from stock subscription			60,000
Proceeds from related parties	15,430	12,012	157,828	171,776
Repayment to related parties	(17,431)	(47,150)	(148,552)	(121,196)
Net Cash (used in) provided by Financing Activities	(1)	124,872	491,426	579,849
Net change in cash	(15,333)	(15,618)	(81)	23,801
Cash, beginning of period	41,870	41,951	41,951	18,150
Cash, end of period	26,537	26,333	41,870	41,951
Supplemental cash flow information
Cash paid for interest			166
Cash paid for taxes
Non-cash Investing and Financing transactions:
Common stock issued for settlement of debt				179,144
Common stock issued for compensation -management		$ 37,500	37,500	240,000
Common stock issued for compensation- services			$ 58,225	$ 218,784